Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Event [Abstract]
Subsequent Event

13.  Subsequent Event

On April 7, 2020, the Company notified Merck Sharp & Dohme B.V. (“Merck”) that it was terminating the Clinical Trial Collaboration and Supply Agreement dated as of August 16, 2018, by and between the Company and Merck, effective immediately, in connection with the Company’s determination to discontinue development of RX-5902 for the treatment of metastatic triple negative breast cancer.

16.  Subsequent Event

Exclusive License Agreement with HaiChang

On February 8, 2020, the Company entered into the HaiChang License Agreement pursuant to which the Company granted HaiChang an exclusive (even as to the Company), royalty-bearing, sublicensable worldwide license to research, develop and commercialize pharmaceutical products comprising RX-0201 (subject to and limited by the exclusive rights of Next BT with respect to RX-0201 in Asia), the nano-liposomal formulation of RX-0201 known as RX-0301, and RX-0047, a proprietary compound currently in preclinical development. HaiChang has agreed to use commercially reasonable efforts to develop, seek regulatory approval for, and commercialize one product comprising or RX-0301 and one product comprising RX-0047.

HaiChang will pay to the Company a one-time upfront payment in the amount of $250,000 for certain materials to be transferred by the Company to HaiChang.  HaiChang will pay the Company development milestone payments in an aggregate of up to $63,000,000 with respect to RX-0201 and RX-0301 and up to $33,000,000 with respect to RX-0047, and royalties based on percentages of net sales in the low tens with respect to RX-0201 and RX-0301 and the mid-single digits with respect to RX-0047.  However, if HaiChang exclusively sublicenses its rights to a third party with respect to RX-0201 and RX-0301 or RX-0047 in a particular jurisdiction, instead of the foregoing milestones and royalties to the extent relating to such compound(s) and jurisdiction, HaiChang will pay the Company a percentage of any sublicensing revenue received by HaiChang, provided that in any event HaiChang will pay a milestone payment on initiation of a Phase 3 clinical trial that is subject to reduction by the amount of any sublicensing revenue paid with respect to the applicable compound(s) as of the time of initiation of the trial.

In connection with entering into the HaiChang License Agreement, the parties terminated the previous research collaboration and license agreement with HaiChang.